Quarterly portfolio holdings
John Hancock
Mid Cap Growth Fund
U.S. equity
December 31, 2025
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Fund’s investments

As of 12-31-25 (unaudited)
	Shares	Value
Common stocks 97.8%		$1,198,905,078
(Cost $1,004,497,779)
Communication services 9.1%		111,378,410
Diversified telecommunication services 0.8%
AST SpaceMobile, Inc. (A)	133,670	9,708,452
Entertainment 5.8%
Liberty Media Corp.-Liberty Formula One, Series C (A)	306,680	30,211,047
Live Nation Entertainment, Inc. (A)	138,882	19,790,685
Roblox Corp., Class A (A)	254,396	20,613,708
Interactive media and services 2.5%
Reddit, Inc., Class A (A)	135,096	31,054,518
Consumer discretionary 19.9%		244,394,536
Broadline retail 1.5%
Ollie’s Bargain Outlet Holdings, Inc. (A)	169,537	18,582,951
Hotels, restaurants and leisure 9.6%
Cava Group, Inc. (A)	81,649	4,791,980
DoorDash, Inc., Class A (A)	93,440	21,162,291
DraftKings, Inc., Class A (A)	197,784	6,815,637
Hilton Worldwide Holdings, Inc.	23,596	6,777,951
Life Time Group Holdings, Inc. (A)	607,479	16,146,792
Marriott International, Inc., Class A	102,165	31,695,670
Royal Caribbean Cruises, Ltd.	106,358	29,665,373
Specialty retail 5.9%
Carvana Company (A)	54,907	23,171,852
Chewy, Inc., Class A (A)	457,020	15,104,511
Dick’s Sporting Goods, Inc.	56,570	11,199,163
Five Below, Inc. (A)	122,739	23,119,118
Textiles, apparel and luxury goods 2.9%
On Holding AG, Class A (A)	585,321	27,205,720
Tapestry, Inc.	70,091	8,955,527
Consumer staples 1.7%		20,110,848
Beverages 1.7%
Monster Beverage Corp. (A)	262,304	20,110,848
Energy 3.8%		46,460,674
Oil, gas and consumable fuels 3.8%
Cameco Corp.	67,840	6,206,682
Coterra Energy, Inc.	234,022	6,159,459
Diamondback Energy, Inc.	43,632	6,559,199
Targa Resources Corp.	149,243	27,535,334
Financials 5.8%		71,104,575
Capital markets 5.8%
Evercore, Inc., Class A	62,414	21,236,364
Interactive Brokers Group, Inc., Class A	133,473	8,583,649
KKR & Company, Inc.	132,519	16,893,522
Tradeweb Markets, Inc., Class A	226,809	24,391,040
Health care 12.8%		156,972,598
Biotechnology 6.5%
Argenx SE, ADR (A)	17,479	14,698,965
Ionis Pharmaceuticals, Inc. (A)	97,476	7,711,326
Natera, Inc. (A)	204,811	46,920,152
United Therapeutics Corp. (A)	21,275	10,366,244
2	JOHN HANCOCK MID CAP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Health care providers and services 1.6%
The Ensign Group, Inc.	111,091	$19,352,052
Health care technology 2.0%
Veeva Systems, Inc., Class A (A)	111,772	24,950,864
Life sciences tools and services 1.9%
Illumina, Inc. (A)	68,207	8,946,030
Medpace Holdings, Inc. (A)	25,968	14,584,927
Pharmaceuticals 0.8%
Structure Therapeutics, Inc., ADR (A)	135,759	9,442,038
Industrials 18.1%		222,310,161
Aerospace and defense 6.8%
Axon Enterprise, Inc. (A)	61,047	34,670,423
Howmet Aerospace, Inc.	194,230	39,821,035
Kratos Defense & Security Solutions, Inc. (A)	112,570	8,545,189
Air freight and logistics 1.7%
CH Robinson Worldwide, Inc.	129,654	20,843,177
Commercial services and supplies 1.4%
Clean Harbors, Inc. (A)	76,126	17,850,024
Construction and engineering 3.1%
Quanta Services, Inc.	89,959	37,968,089
Electrical equipment 3.3%
Vertiv Holdings Company, Class A	246,516	39,938,057
Trading companies and distributors 1.8%
FTAI Aviation, Ltd.	115,185	22,674,167
Information technology 21.8%		267,012,986
Electronic equipment, instruments and components 9.7%
Celestica, Inc. (A)	90,253	26,679,689
Cognex Corp.	351,307	12,640,026
Corning, Inc.	300,462	26,308,453
Flex, Ltd. (A)	443,448	26,793,128
Trimble, Inc. (A)	344,173	26,965,955
IT services 4.6%
Cloudflare, Inc., Class A (A)	222,901	43,944,932
MongoDB, Inc. (A)	29,676	12,454,720
Software 7.5%
Fair Isaac Corp. (A)	14,995	25,350,847
Figma, Inc., Class A (A)	257,287	9,614,815
Guidewire Software, Inc. (A)	98,757	19,851,145
HubSpot, Inc. (A)	20,350	8,166,455
Samsara, Inc., Class A (A)	456,955	16,199,055
ServiceTitan, Inc., Class A (A)	113,087	12,043,766
Real estate 1.2%		14,781,910
Real estate management and development 1.2%
Zillow Group, Inc., Class C (A)	216,680	14,781,910
Utilities 3.6%		44,378,380
Electric utilities 2.3%
NRG Energy, Inc.	178,848	28,479,756
Gas utilities 0.8%
Atmos Energy Corp.	59,493	9,972,812
Independent power and renewable electricity producers 0.5%

Vistra Corp.	36,731	5,925,812
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MID CAP GROWTH FUND | QUARTERLY REPORT	3

	Shares	Value

Preferred securities 0.4%		$4,051,344
(Cost $9,360,258)
Information technology 0.4%		4,051,344
Software 0.4%

Essence Group Holdings Corp. (A)(B)(C)	2,958,957	2,189,628
Lookout, Inc., Series F (A)(B)(C)	392,767	1,861,716
Exchange-traded funds 0.2%		$2,801,595
(Cost $2,792,098)
iShares Russell Mid-Cap Growth ETF (D)	10,240	1,402,266
Vanguard Mid-Cap Growth ETF	5,013	1,399,329

	Yield (%)	Shares	Value
Short-term investments 1.8%			$21,846,768
(Cost $21,846,768)
Short-term funds 1.8%			21,846,768
John Hancock Collateral Trust (E)	3.7477(F)	142,855	1,429,150
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.7239(F)	20,417,618	20,417,618

Total investments (Cost $1,038,496,903) 100.2%	$1,227,604,785
Other assets and liabilities, net (0.2%)	(1,956,142)
Total net assets 100.0%	$1,225,648,643

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Restricted security as to resale. For more information on this security refer to the Notes to fund’s investments.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	All or a portion of this security is on loan as of 12-31-25. The value of securities on loan amounted to $1,398,951.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 12-31-25.
4	JOHN HANCOCK MID CAP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of December 31, 2025, by major security category or type:
	Total value at 12-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks	$1,198,905,078	$1,198,905,078	—	—
Preferred securities	4,051,344	—	—	$4,051,344
Exchange-traded funds	2,801,595	2,801,595	—	—
Short-term investments	21,846,768	21,846,768	—	—
Total investments in securities	$1,227,604,785	$1,223,553,441	—	$4,051,344
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	142,855	$2,849,955	$106,466,078	$(107,885,850)	$(1,023)	$(10)	$144,196	—	$1,429,150
Restricted securities. The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at December 31, 2025:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Essence Group Holdings Corp.	5-1-14[1]	$5,083,384	2,958,957	—	—	2,958,957	0.2%	$2,189,628
Lookout, Inc., Series F	7-31-14[1]	4,276,874	392,767	—	—	392,767	0.2%	1,861,716
								$4,051,344

[1]	Reflects original acquisition date of security transferred in a merger with John Hancock Funds II Mid Cap Growth Fund which took place after market close on 10-15-21.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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